FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number 811-06481
                                                    ---------

                       FRANKLIN MUNICIPAL SECURITIES TRUST
                       -----------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 -----------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  5/31
                          ----

Date of reporting period:  2/28/09
                           -------



Item 1. Schedule of Investments.



Franklin Municipal Securities Trust

QUARTERLY STATEMENTS OF INVESTMENTS
FEBRUARY 28, 2009

CONTENTS

Franklin California High Yield Municipal Fund .............................    3
Franklin Tennessee Municipal Bond Fund ....................................   16
Notes to Statements of Investments ........................................   20

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - Templeton - Mutual Series


                     Quarterly Statements of Investments | 1

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

Franklin Municipal Securities Trust

STATEMENT OF INVESTMENTS, FEBRUARY 28, 2009 (UNAUDITED)

                                                                                    PRINCIPAL
    FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                     AMOUNT            VALUE
    ---------------------------------------------                                ---------------   ---------------
    MUNICIPAL BONDS 96.8%
    CALIFORNIA 93.6%
    ABAG 1915 Act Special Assessment, Windemere Ranch AD 1999-1, Pre-Refunded,
       6.20%, 9/02/20 ........................................................   $     1,950,000   $     2,229,357
       6.30%, 9/02/25 ........................................................         2,935,000         3,362,688
    ABAG Finance Authority for Nonprofit Corps. Revenue,
       Elder Care Alliance, California Mortgage Insured, 5.60%, 8/15/34 ......         4,260,000         3,792,721
       Hamlin School, 5.00%, 8/01/37 .........................................        10,485,000         6,697,294
       Windemere Ranch Financing Program, Sub Series B, 5.00%, 9/02/27 .......         3,500,000         2,355,710
       Windemere Ranch Financing Program, Sub Series B, 5.00%, 9/02/34 .......         5,320,000         3,411,237
    Alameda CFD No. 2 Special Tax, Refunding, 6.125%, 9/01/16 ................         1,135,000         1,075,435
    Alameda PFA Local Agency Revenue, Special Tax, CFD 1, Series A,
       6.70%, 8/01/12 ........................................................         2,855,000         2,859,140
       7.00%, 8/01/19 ........................................................         4,015,000         4,023,431
    Aliso Viejo CFD No. 2005-01 Special Tax, Glenwood at Aliso Viejo, 5.875%,
       9/01/27 ...............................................................         5,115,000         3,790,420
    American Canyon Financing Authority Infrastructure Revenue Special
       Assessment, American Canyon Road East,
       5.00%, 9/02/25 ........................................................         1,305,000           896,692
       5.00%, 9/02/30 ........................................................         2,020,000         1,343,300
       5.10%, 9/02/35 ........................................................         1,695,000         1,095,478
    Anaheim RDA Tax Allocation, Merged Redevelopment Project Area, Refunding,
       Series A, FSA Insured, 5.00%, 2/01/31 .................................         8,500,000         7,485,015
    Arcadia USD, GO, Capital Appreciation, Election of 2006, Series A, FSA
       Insured, zero cpn.,
       8/01/42 ...............................................................        12,735,000         1,572,518
       8/01/44 ...............................................................        25,080,000         2,722,936
    Artesia RDA Tax Allocation, Artesia Redevelopment Project Area,
       5.50%, 6/01/42 ........................................................         6,355,000         5,087,368
       5.70%, 6/01/42 ........................................................         3,175,000         2,621,756
    Avenal PFAR, Refunding, 5.00%,
       9/01/30 ...............................................................         1,325,000         1,221,451
       9/01/36 ...............................................................           710,000           633,938
    Azusa Special Tax, Escrow, CFD No. 2005-1, Improvement Area 1, 5.00%,
       9/01/27 ...............................................................         3,740,000         2,368,018
       9/01/37 ...............................................................        12,095,000         6,409,140
    Baldwin Park USD, GO, Capital Appreciation, Election of 2006, FSA Insured,
       zero cpn., 8/01/31 ....................................................         5,735,000         1,376,744
    Beaumont Financing Authority Local Agency Revenue,
       Series B, 5.35%, 9/01/28 ..............................................           965,000           696,682
       Series B, 5.40%, 9/01/35 ..............................................         1,435,000           963,846
       Series C, 5.45%, 9/01/27 ..............................................         6,435,000         4,635,388
       Series C, 5.50%, 9/01/29 ..............................................           855,000           615,138
       Series C, 5.50%, 9/01/35 ..............................................         1,035,000           716,437
       Series C, 5.50%, 9/01/35 ..............................................         3,995,000         2,700,540
    Brentwood Infrastructure Financing Authority Infrastructure Revenue, CIFP,
       Series 1,
       5.00%, 9/02/25 ........................................................         3,195,000         2,208,320
       5.125%, 9/02/30 .......................................................         4,400,000         2,928,860
       5.15%, 9/02/35 ........................................................         3,450,000         2,227,320
    Buena Park Community RDA Tax Allocation, Consolidated Redevelopment
       Project, 6.25%, 9/01/35 ...............................................         5,000,000         4,637,000


                     Quarterly Statements of Investments | 3

Franklin Municipal Securities Trust

                                                                                    PRINCIPAL
    FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                     AMOUNT            VALUE
    ---------------------------------------------                                ---------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Cabrillo Community College District GO, Capital Appreciation, Election of
       2004, Series B, MBIA Insured, zero cpn., 8/01/33 ......................   $     9,475,000   $     2,035,704
    California City RDA Tax Allocation Revenue, Refunding, Series A-1, 7.75%,
       9/01/34 ...............................................................         9,355,000         8,549,815
    California County Tobacco Securitization Agency Tobacco Settlement
       Revenue, Asset-Backed, Los Angeles County Security, zero cpn. to
       12/01/10, 5.70%  thereafter, 6/01/46 ..................................         5,000,000         2,389,850
       Refunding, 5.25%, 6/01/46 .............................................         5,000,000         2,751,350
    California Educational Facilities Authority Revenue,
       California College of the Arts, Refunding, 5.00%, 6/01/30 .............         1,800,000         1,181,196
       California College of the Arts, Refunding, 5.00%, 6/01/35 .............         4,405,000         2,769,159
       College and University Financing Program, 5.00%, 2/01/30 ..............         5,425,000         3,649,560
       College and University Financing Program, 5.00%, 2/01/37 ..............         1,150,000           731,274
       College and University Financing Program, Refunding, 5.00%, 2/01/26 ...         1,000,000           714,990
       Keck Graduate Institute, Pre-Refunded, 6.75%, 6/01/30 .................         2,500,000         2,702,575
       Pooled College and University, Series B, Pre-Refunded, 6.625%, 6/01/20          1,000,000         1,078,840
       University of Redlands, Series A, 5.125%, 8/01/38 .....................         5,000,000         4,186,850
    California Health Facilities Financing Authority Revenue,
       Asian Community Center, Series A, AMBAC Insured, 5.00%, 4/01/27 .......         4,850,000         4,155,674
       California-Nevada Methodist, 5.00%, 7/01/36 ...........................         2,075,000         1,637,548
       Kaiser Permanente, Series A, ETM, 5.40%, 5/01/28 ......................         2,500,000         2,520,725
       Kaiser Permanente, Series B, ETM, 5.25%, 10/01/16 .....................         3,250,000         3,286,107
       Providence Health and Services, Refunding, Series C, 6.50%, 10/01/33 ..         4,000,000         4,182,360
       Sutter Health, Series A, 5.00%, 11/15/42 ..............................        12,000,000         9,972,480
       Sutter Health, Series A, 5.25%, 11/15/46 ..............................        10,000,000         8,540,000
    California Municipal Finance Authority COP, Community Hospitals of Central
       California, 5.25%,
       2/01/27 ...............................................................        15,655,000        11,593,154
       2/01/46 ...............................................................        17,000,000        11,048,810
    California Municipal Finance Authority Revenue, University Students
       Cooperative Associates,
       5.00%, 4/01/37 ........................................................         4,000,000         2,390,320
    California PCFA Solid Waste Disposal Revenue, Keller Canyon Landfill Co.
       Project, 6.875%, 11/01/27 .............................................         5,000,000         4,692,900
    California State GO,
       FGIC Insured, 6.00%, 8/01/19 ..........................................            30,000            30,109
       Various Purpose, MBIA Insured, 5.00%, 3/01/33 .........................            25,000            22,933
    California State Municipal Finance Authority Revenue,
       Biola University, Refunding, 5.625%, 10/01/23 .........................         6,000,000         5,184,420
       Biola University, Refunding, 5.80%, 10/01/28 ..........................         7,500,000         6,309,675
       Biola University, Refunding, 5.875%, 10/01/34 .........................         6,000,000         4,903,140
       Loma Linda University, 5.00%, 4/01/37 .................................         3,500,000         3,165,995
    California State Public Works Board Lease Revenue, Department of Mental
       Health, Coalinga, Series A, 5.125%, 6/01/29 ...........................        10,000,000         8,998,700
    California Statewide CDA, COP, Catholic Healthcare West, Pre-Refunded,
       6.50%, 7/01/20 ........................................................       112,060,000        13,049,964
    California Statewide CDA Assisted Living Facilities Revenue, Hollenbeck
       Palms/Magnolia, Series A, Radian Insured, 4.50%, 2/01/27 ..............         2,200,000         1,373,152
(a) California Statewide CDA Lease Revenue, Special Facilities, United
       Airlines, Series A, 5.70%, 10/01/33 ...................................         3,320,000           605,502


                     4 | Quarterly Statements of Investments

Franklin Municipal Securities Trust

                                                                                    PRINCIPAL
    FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                     AMOUNT            VALUE
    ---------------------------------------------                                ---------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    California Statewide CDA Revenue,
       Bentley School, Refunding, 6.75%, 7/01/32 .............................   $     8,110,000   $     6,461,480
       California Baptist University, Refunding, Series A, 5.40%, 11/01/27 ...         7,440,000         4,782,283
       California Baptist University, Refunding, Series A, 5.50%, 11/01/38 ...         4,500,000         2,702,340
       Catholic Healthcare West, Series C, 5.625%, 7/01/35 ...................         5,000,000         4,452,450
       CHF-Irvine LLC, UCI East Campus Apartments, Phase II, 5.75%, 5/15/32 ..        10,000,000         7,287,700
       Drew School, Refunding, 5.30%, 10/01/37 ...............................         4,275,000         2,662,171
       Elder Care Alliance, Series A, Pre-Refunded, 8.00%, 11/15/22 ..........         3,000,000         3,740,220
       Elder Care Alliance, Series A, Pre-Refunded, 8.25%, 11/15/32 ..........         4,000,000         5,036,440
       Eskaton Village Grass Valley, Pre-Refunded, 8.25%, 11/15/31 ...........         9,555,000        10,705,900
       Henry Mayo Newhall Memorial Hospital, California Mortgage Insured,
       5.00%, 10/01/27 .......................................................         3,000,000         2,582,310
       Henry Mayo Newhall Memorial Hospital, Series B, AMBAC Insured, 5.20%,
       10/01/37 ..............................................................         7,500,000         6,054,375
       John F. Kennedy University, 6.75%, 10/01/33 ...........................         5,000,000         3,838,450
       Kaiser Permanente, Series B, 5.25%, 3/01/45 ...........................        52,910,000        43,420,062
       Lancer Educational Student Housing Project, 5.625%, 6/01/33 ...........         3,000,000         1,810,230
       Lodi Memorial Hospital, Series A, California Mortgage Insured, 5.00%,
       12/01/37 ..............................................................        12,500,000         9,744,250
       Methodist Hospital of Southern California Project, FHA Insured, 6.75%,
       2/01/38 ...............................................................        10,000,000        10,292,800
       Monterey Institute International, 5.50%, 7/01/31 ......................         8,285,000         8,410,186
       Presidio Hill School, 6.875%, 8/01/32 .................................         6,195,000         4,973,470
       Prospect Sierra School, Pre-Refunded, 6.75%, 9/01/32 ..................         4,920,000         5,371,853
       Seven Hills School, 6.50%, 8/01/31 ....................................         5,315,000         4,151,600
       Sonoma County Day School, 6.75%, 1/01/32 ..............................         5,710,000         4,168,243
       Thomas Jefferson School of Law, Series A, 7.25%, 10/01/38 .............        10,000,000         7,565,600
       Thomas Jefferson School of Law Project, Pre-Refunded, 7.75%, 10/01/31 .         4,795,000         5,484,281
       Turning Point, 6.50%, 11/01/31 ........................................         6,130,000         4,869,611
       ValleyCare Health System, Refunding, Series A, 5.00%, 7/15/22 .........         1,000,000           715,900
       ValleyCare Health System, Refunding, Series A, 5.125%, 7/15/31 ........         5,850,000         3,585,816
    California Statewide CDA Special Tax Revenue, CFD 2007-1, Orinda, 6.00%,
       9/01/29 ...............................................................         5,000,000         3,888,350
    Camarillo PFA Wastewater Revenue, AMBAC Insured, 5.00%, 6/01/36 ..........         1,960,000         1,804,748
    Capistrano USD, CFD Special Tax, No. 05-1, Rancho Madrina, 5.25%, 9/01/34          1,120,000           753,267
    Cathedral City 1915 Act Special Assessment, Limited Obligation, Cove ID
       04-02,
       5.00%, 9/02/30 ........................................................         1,200,000           842,796
       5.05%, 9/02/35 ........................................................         1,335,000           898,949
    Chabot-Las Positas Community College District GO, Capital Appreciation
       Bonds, Series C, AMBAC Insured, zero cpn.,
       8/01/44 ...............................................................        32,750,000         3,568,112
       8/01/46 ...............................................................        35,370,000         3,399,764
    Chatom USD, GO, Election of 2006, Capital Appreciation, Series C, XLCA
       Insured, zero cpn.,
       8/01/47 ...............................................................         9,450,000           865,998
    Chino CFD Special Tax,
       No. 03-3, Improvement Area 1, 5.70%, 9/01/29 ..........................         1,215,000           938,697
       No. 03-3, Improvement Area 1, 5.75%, 9/01/34 ..........................         1,420,000         1,062,444
       No. 2003-1, 5.875%, 9/01/33 ...........................................         1,250,000           946,363
    Chula Vista Special Tax,
       CFD No. 12-I, McMillin Otay Ranch, 5.25%, 9/01/30 .....................         2,110,000         1,388,085
       CFD No. 12-I, McMillin Otay Ranch, 5.25%, 9/01/36 .....................         3,670,000         2,312,540
       CFD No. 2001-1, Improvement Area B, San Miguel Ranch, 5.45%, 9/01/36 ..         2,175,000         1,483,850


                     Quarterly Statements of Investments | 5

Franklin Municipal Securities Trust

                                                                                   PRINCIPAL
    FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                    AMOUNT            VALUE
    ---------------------------------------------                               ---------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Clovis USD, GO, Capital Appreciation, Election of 2004, Series A,
       FGIC Insured, zero cpn.,
       8/01/27 ..............................................................   $     7,500,000   $     2,530,575
       8/01/28 ..............................................................         5,000,000         1,563,600
    Compton USD, GO, Election of 2002, Series C, AMBAC Insured,
       5.00%, 6/01/31 .......................................................         5,000,000         4,617,000
    Corona CFD No. 2001-2 Special Tax, Improvement Areas Nos. 1 and 2,
       Series A, 6.25%, 9/01/32 .............................................         1,890,000         1,533,565
    Corona CFD No. 2003-2 Special Tax, Highlands Collection,
       5.15%, 9/01/34 .......................................................         2,810,000         1,847,772
       5.20%, 9/01/34 .......................................................         1,000,000           655,280
    Corona-Norco USD, PFA Special Tax Revenue, Series B, 5.00%,
       9/01/26 ..............................................................         1,760,000         1,100,299
       9/01/36 ..............................................................         2,000,000         1,122,840
    Corona-Norco USD Special Tax,
       CFD No. 04-1, 5.00%, 9/01/24 .........................................         1,540,000         1,123,954
       CFD No. 04-1, 5.20%, 9/01/36 .........................................         2,000,000         1,306,780
       CFD No. 99-1, Pre-Refunded, 7.00%, 9/01/29 ...........................         2,120,000         2,209,061
       Series A, 5.35%, 9/01/26 .............................................         1,005,000           721,540
       Series A, 5.40%, 9/01/36 .............................................         2,530,000         1,714,556
    Cotati South Sonoma Business Park AD Special Assessment, Improvement,
       6.50%, 9/02/33 .......................................................         5,490,000         4,288,898
    Daly City Housing Development Finance Agency Mobile Home Park Revenue,
       Franciscan Mobile, sub. bond, Refunding, Series B, 5.85%, 12/15/47 ...         5,140,000         3,562,534
    Del Mar Race Track Authority Revenue, 5.00%, 8/15/25 ....................         3,165,000         2,522,916
    Duarte RDA Tax Allocation, Capital Appreciation, Merged Redevelopment
       Project, ETM, zero cpn., 12/01/28 ....................................        30,795,000        10,942,387
    Eastern California Municipal Water District CFD No. 2003-15, Special Tax,
       Morgan Valley, Series A, 5.20%, 9/01/37 ..............................         2,000,000         1,298,980
    El Dorado County Special Tax,
       CFD No. 1992-1, 6.125%, 9/01/16 ......................................         4,735,000         4,308,992
       CFD No. 2001-1, 5.35%, 9/01/35 .......................................         1,900,000         1,266,255
       CFD No. 2005-1, 5.00%, 9/01/21 .......................................         1,000,000           682,190
       CFD No. 2005-1, 5.15%, 9/01/25 .......................................         2,075,000         1,362,279
       CFD No. 2005-1, 5.25%, 9/01/35 .......................................         6,705,000         3,752,453
    El Monte Water Authority Revenue, Refunding, AMBAC Insured, 5.00%,
       9/01/31 ..............................................................         4,300,000         3,862,991
       9/01/36 ..............................................................         3,855,000         3,365,107
    El Rancho USD, GO, Capital Appreciation, Election of 2003, FGIC Insured,
       zero cpn., 8/01/29 ...................................................         2,400,000           631,920
    Escondido Revenue COP, Series A, FGIC Insured,
       6.00%, 9/01/31 .......................................................           785,000           791,657
       Pre-Refunded, 6.00%, 9/01/31 .........................................           885,000           960,181
    Escondido Special Tax, CFD No. 01, Eureka,
       5.10%, 9/01/26 .......................................................           700,000           486,745
       5.15%, 9/01/36 .......................................................         1,400,000           910,490
    Fairfield CFD Special Tax, No. 3, North Cordelia General Improvements,
       6.00%,
       9/01/32 ..............................................................         1,200,000         1,034,088
       9/01/37 ..............................................................         5,810,000         4,910,496
    Fontana Special Tax, CFD No. 37, 5.00%, 9/01/30 .........................         1,000,000           634,650


                     6 | Quarterly Statements of Investments

Franklin Municipal Securities Trust

                                                                                   PRINCIPAL
    FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                    AMOUNT            VALUE
    ---------------------------------------------                               ---------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Foothill/Eastern Corridor Agency Toll Road Revenue, Capital Appreciation,
       Refunding, zero cpn.,
       1/15/26 ..............................................................   $    38,720,000   $     9,745,824
       1/15/30 ..............................................................         4,000,000           639,920
       1/15/31 ..............................................................        85,780,000        12,595,077
    Garden Grove Housing Authority MFHR, Set-Aside Tax Increment,
       Series C, 6.70%, 7/01/24 .............................................         6,260,000         6,277,904
    Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
       Asset-Backed, Senior Series A-1, 5.75%, 6/01/47 ......................        24,500,000        14,663,250
       Asset-Backed, Series A-2, Pre-Refunded, 7.90%, 6/01/42 ...............           750,000           918,773
       Asset-Backed, Series A-3, Pre-Refunded, 7.875%, 6/01/42 ..............         6,400,000         7,833,728
       Capital Appreciation, Asset-Backed, 2nd Sub Series C,
          zero cpn., 6/01/47 ................................................        50,000,000           912,000
       Enhanced, Asset-Backed, Refunding, Series A, 5.00%, 6/01/45 ..........        10,000,000         7,695,800
    Hanford Joint UHSD, GO, Capital Appreciation, Election 2004, Series B,
       FSA Insured, zero cpn.,
       8/01/32 ..............................................................         3,635,000           795,011
       8/01/33 ..............................................................         3,705,000           754,005
       8/01/35 ..............................................................         4,120,000           726,562
    Huntington Beach CFD Special Tax Revenue, Grand Coast Resort,
       6.45%, 9/01/31 .......................................................         5,000,000         4,076,350
(b) Imperial County Special Tax, CFD No. 98-1,
       6.45%, 9/01/17 .......................................................         1,790,000         1,532,455
       6.50%, 9/01/31 .......................................................         5,705,000         4,325,759
    Indio 1915 Act GO,
       AD No. 1999-1, 7.125%, 9/02/20 .......................................         1,845,000         1,734,079
       AD No. 2001-1, 6.50%, 9/02/26 ........................................         4,125,000         3,390,874
    Indio CFD Special Tax,
       5.00%, 9/01/25 .......................................................         4,000,000         2,600,600
       5.10%, 9/01/30 .......................................................         1,275,000           804,092
       No. 04-3, Terra Lago, Improvement Area 1, 5.15%, 9/01/35 .............         1,990,000         1,487,242
    Irvine 1915 Act Special Assessment, Limited Obligation,
       AD No. 00-18, Group Five, 5.00%, 9/02/26 .............................         1,275,000           920,933
       AD No. 00-18, Group Five, Refunding, 5.00%, 9/02/29 ..................         2,000,000         1,331,720
       AD No. 03-19, Group Five, Refunding, 5.00%, 9/02/25 ..................         1,500,000         1,025,640
       AD No. 03-19, Group Four, 5.00%, 9/02/29 .............................         1,500,000           996,645
       AD No. 03-19, Group Three, 5.00%, 9/02/29 ............................         1,110,000           738,317
       AD No. 04-20, Group One, 5.00%, 9/02/25 ..............................         2,740,000         1,939,290
       AD No. 04-20, Group One, 5.00%, 9/02/30 ..............................        10,975,000         7,461,573
    Irvine Special Tax, CFD No. 2005-2, 5.25%, 9/01/36 ......................         2,000,000         1,348,340
    Jurupa Community Services District Special Tax,
       CFD No. 7, Series A, 5.10%, 9/01/28 ..................................         2,695,000         1,849,174
       CFD No. 7, Series A, 5.15%, 9/01/35 ..................................         3,690,000         2,401,489
       CFD No. 11, Series A, 5.00%, 9/01/25 .................................         1,930,000         1,336,641
       CFD No. 11, Series A, 5.05%, 9/01/30 .................................         2,495,000         1,647,947
       CFD No. 11, Series A, 5.10%, 9/01/35 .................................         2,065,000         1,319,390
       CFD No. 12, Series A, 5.10%, 9/01/29 .................................         2,000,000         1,406,340
       CFD No. 12, Series A, 5.15%, 9/01/35 .................................         3,000,000         2,052,810
       CFD No. 17, Series A, 5.125%, 9/01/25 ................................         1,350,000           910,062
       CFD No. 17, Series A, 5.20%, 9/01/36 .................................         3,325,000         2,282,247


                     Quarterly Statements of Investments | 7

Franklin Municipal Securities Trust

                                                                                   PRINCIPAL
    FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                    AMOUNT            VALUE
    ---------------------------------------------                               ---------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Jurupa Community Services District Special Tax, (continued)
       CFD No. 18, Eastvale, Series A, 5.00%, 9/01/26 .......................   $     1,295,000   $       912,599
       CFD No. 18, Eastvale, Series A, 5.00%, 9/01/36 .......................         2,400,000         1,529,712
       CFD No. 19, Eastvale, 5.00%, 9/01/27 .................................         1,500,000         1,052,580
       CFD No. 19, Eastvale, 5.00%, 9/01/36 .................................         1,500,000           939,510
       CFD No. 30, Series A, 5.60%, 9/01/37 .................................         1,000,000           589,080
    Lafayette RDA Tax Allocation, 5.75%, 8/01/32 ............................         1,000,000           821,230
    Lake Elsinore 1915 Act Special Assessment, AD No. 93-1,
       Limited Obligation, Refunding, 7.00%, 9/02/30 ........................         8,205,000         6,887,113
    Lake Elsinore Special Tax,
       CFD No. 2003-2, Canyon Hills, Improvement Area A, Series A,
          5.85%, 9/01/24 ....................................................         1,035,000           836,673
       CFD No. 2003-2, Canyon Hills, Improvement Area A, Series A,
          5.95%, 9/01/34 ....................................................         2,200,000         1,631,630
       CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 1,
          5.10%, 9/01/22 ....................................................           750,000           579,705
       CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 1,
          5.15%, 9/01/25 ....................................................           635,000           460,654
       CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 1,
          5.25%, 9/01/30 ....................................................         1,195,000           828,709
       CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 1,
          5.25%, 9/01/35 ....................................................         1,225,000           818,496
       CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 2,
          Series A, 5.20%, 9/01/26 ..........................................           915,000           640,656
       CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 2,
          Series A, 5.25%, 9/01/37 ..........................................         2,800,000         1,802,108
       CFD No. 2005-2, Aberhill Ranch, Improvement Area A, Series A,
          5.45%, 9/01/36 ....................................................         5,695,000         3,697,023
       CFD No. 2006-2, Viscaya, Series A, 5.40%, 9/01/36 ....................         2,020,000         1,350,269
    Lake Elsinore USD, CFD No. 2001-1 Special Tax, Pre-Refunded,
       6.30%, 9/01/33 .......................................................         4,430,000         5,063,047
    Lancaster Financing Authority Tax Allocation Revenue, Redevelopment
       Project Nos. 5 and 6, Refunding,
       5.40%, 2/01/29 .......................................................           500,000           422,850
       5.60%, 2/01/34 .......................................................         1,250,000         1,040,525
    Lee Lake Water District CFD No. 1 Special Tax, Sycamore Creek,
       6.50%, 9/01/24 .......................................................         1,000,000           864,140
       5.25%, 9/01/28 .......................................................         1,750,000         1,243,935
       5.30%, 9/01/35 .......................................................         3,300,000         2,182,092
    Lee Lake Water District CFD No. 3 Special Tax, Retreat,
       5.875%, 9/01/27 ......................................................         3,000,000         2,267,730
    Lincoln CFD No. 2003-1 Special Tax, Pre-Refunded,
       5.90%, 9/01/24 .......................................................         1,780,000         2,105,117
       5.95%, 9/01/28 .......................................................         4,450,000         5,272,315
       6.00%, 9/01/34 .......................................................         3,520,000         4,177,958
    Lincoln PFA Special Tax Revenue, Sub Series B, 5.00%, 9/01/34 ...........         3,410,000         2,159,212
    Loma Linda Hospital Revenue, Loma Linda University Medical Center,
       Series A, 5.00%, 12/01/21 ............................................         7,500,000         5,837,625
    Long Beach Bond Finance Authority Natural Gas Purchase Revenue,
       Series A,
       5.00%, 11/15/29 ......................................................         9,630,000         6,462,886
       5.50%, 11/15/37 ......................................................        25,000,000        17,194,000
    Los Angeles County Sanitation Districts Financing Authority Revenue,
       Capital Projects, District No. 14, Refunding, Sub Series B,
       FGIC Insured, 5.00%, 10/01/28 ........................................         6,120,000         5,658,858
(b) Los Angeles MFR, Refunding, Series J-2C, 8.50%, 1/01/24 .................           600,000           499,320
    Los Angeles USD, GO, Election of 2005, Series C, AMBAC Insured,
       5.00%, 7/01/28 .......................................................            65,000            63,733
    Lynwood PFA Lease Revenue,
       6.25%, 9/01/22 .......................................................         1,080,000         1,098,900
       6.30%, 9/01/29 .......................................................         2,680,000         2,722,960


                     8 | Quarterly Statements of Investments

Franklin Municipal Securities Trust

                                                                                    PRINCIPAL
    FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                     AMOUNT            VALUE
    ---------------------------------------------                                ---------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Lynwood PFA Tax Allocation, Alameda Project Area, 6.30%, 9/01/24 .........   $     1,000,000   $     1,003,180
    Menifee USD Special Tax, CFD No. 2002-2,
       6.05%, 9/01/26 ........................................................         1,000,000           760,180
       6.10%, 9/01/34 ........................................................         3,715,000         2,754,375
    Merced CFD No. 2005-1 Special Tax, Improvement Area No. 1, 5.30%,
       9/01/36 ...............................................................         2,400,000         1,589,904
    Montebello USD, GO, Election of 2004, FSA Insured, 5.00%, 8/01/33 ........         3,500,000         3,203,935
    Moorpark CFD No. 2004-1 Special Tax, Moorpark Highlands,
       5.25%, 9/01/26 ........................................................         1,875,000         1,235,681
       5.30%, 9/01/38 ........................................................         4,200,000         2,495,430
    Moreland School District GO, Election of 2002, Series D, FGIC Insured,
       zero cpn.,
       8/01/30 ...............................................................         3,400,000           893,656
       8/01/31 ...............................................................         2,000,000           486,420
       8/01/32 ...............................................................         4,405,000           992,226
       8/01/34 ...............................................................         4,405,000         1,189,086
       8/01/37 ...............................................................         5,700,000         1,298,745
    Moreno Valley USD Special Tax,
       CFD No. 2004-6, 5.00%, 9/01/22 ........................................         2,105,000         1,537,808
       CFD No. 2004-6, 5.10%, 9/01/28 ........................................         2,000,000         1,343,720
       CFD No. 2004-6, 5.20%, 9/01/36 ........................................         5,000,000         3,196,500
       CFD No. 2005-2, 5.00%, 9/01/36 ........................................           815,000           510,467
    Murrieta 1915 Act Special Tax, CFD No. 2000-1, 6.375%, 9/01/30 ...........         4,100,000         3,224,855
    Murrieta CFD No. 2000-2 Special Tax, The Oaks,
       Improvement Area A, 5.90%, 9/01/27 ....................................         2,000,000         1,473,560
       Improvement Area A, 6.00%, 9/01/34 ....................................         3,570,000         2,651,582
       Improvement Area B, 6.00%, 9/01/27 ....................................         1,285,000         1,012,760
       Improvement Area B, 6.00%, 9/01/34 ....................................         3,835,000         2,783,234
    Murrieta CFD No. 2001-1 Special Tax, Bluestone, Improvement Area A, 6.20%,
        9/01/25 ..............................................................         2,105,000         1,577,192
    Murrieta CFD No. 2003-2 Special Tax, Blackmore Ranch, 6.10%, 9/01/34 .....         2,000,000         1,473,980
    Murrieta CFD No. 2004-1 Bremerton Special Tax, 5.625%, 9/01/34 ...........           700,000           488,859
    Napa Valley Community College District GO, Election of 2002, Series C,
       MBIA Insured, zero cpn.,
       8/01/33 ...............................................................        13,130,000         2,846,059
       8/01/34 ...............................................................        13,380,000         2,714,668
    Norco Special Tax,
       CFD No. 97-1, Pre-Refunded, 7.10%, 10/01/30 ...........................         2,640,000         2,939,851
       CFD No. 2002-1, 6.50%, 3/01/33 ........................................         1,395,000         1,155,046
    North Natomas CFD Special Tax, No. 4, Series B, 6.375%, 9/01/31 ..........         4,300,000         3,320,331
    Oceanside CFD No. 2001-1 Special Tax, Morro Hills Development, 5.50%,
       9/01/34 ...............................................................         3,290,000         2,272,995
    Ontario COP, Water System Improvement Project, MBIA Insured, 5.00%,
       7/01/34 ...............................................................         8,000,000         7,034,880
    Orange County 1915 Act Special Assessment, Limited Obligation, AD
       No. 01-1-GP1,
       5.00%, 9/02/28 ........................................................          3,000,000        2,004,240
       5.10%, 9/02/33 ........................................................          2,000,000        1,307,060
    Oxnard Harbor District Revenue,
       Series A, 5.75%, 8/01/20 ..............................................          1,110,000          972,349
       Series B, 6.00%, 8/01/24 ..............................................          6,000,000        5,730,960
    Oxnard Special Tax, CFD No. 3, Seabridge, 5.00%, 9/01/35 .................          5,000,000        2,806,950


                     Quarterly Statements of Investments | 9

Franklin Municipal Securities Trust

                                                                                    PRINCIPAL
    FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                     AMOUNT            VALUE
    ---------------------------------------------                                ---------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Perris CFD No. 05-2 Special Tax, Harmony Grove, Series A,
       5.00%, 9/01/21 ........................................................   $     1,130,000   $       862,337
       5.20%, 9/01/24 ........................................................         1,505,000         1,116,123
       5.25%, 9/01/29 ........................................................         3,585,000         2,484,297
       5.30%, 9/01/35 ........................................................         4,205,000         2,771,095
    Perris CFD No. 2001-1 Special Tax,
       Improvement Area No. 4, May Farms, Series A, 5.00%, 9/01/25 ...........         1,415,000           994,603
       Improvement Area No. 4, May Farms, Series A, 5.10%, 9/01/30 ...........           865,000           573,694
       Improvement Area No. 4, May Farms, Series A, 5.15%, 9/01/35 ...........         1,075,000           694,031
       Improvement Area No. 5, May Ranch, Series A, 5.00%, 9/01/26 ...........           585,000           418,655
       Improvement Area No. 5, May Ranch, Series A, 5.00%, 9/01/37 ...........         1,600,000           996,816
    Perris CFD No. 2002-1 Special Tax, Series A,
       6.375%, 9/01/23 .......................................................         1,475,000         1,230,238
       6.50%, 9/01/29 ........................................................         2,045,000         1,612,728
       6.50%, 9/01/33 ........................................................         2,120,000         1,686,100
    Perris CFD No. 2004-3 Special Tax, Improvement Area No. 2, Series A,
        5.30%, 9/01/35 .......................................................         1,390,000           920,166
    Perris PFA Local Agency Revenue, Series A, 6.25%, 9/01/33 ................         3,000,000         2,299,290
    Perris PFAR Tax Allocation,
       5.30%, 10/01/26 .......................................................         2,000,000         1,384,960
       5.35%, 10/01/36 .......................................................         4,010,000         2,368,426
    Pico Rivera Water Authority Revenue, Refunding, Series A, 6.25%,
       12/01/32 ..............................................................         7,250,000         6,202,230
    Poway USD Special Tax,
       CFD No. 6, 4S Ranch, 5.125%, 9/01/35 ..................................         6,000,000         3,947,940
       CFD No. 6, Improvement Area B, 5.125%, 9/01/36 ........................         5,035,000         3,276,325
       CFD No. 14, Area A, 5.125%, 9/01/26 ...................................         1,770,000         1,254,895
       CFD No. 14, Area A, 5.25%, 9/01/36 ....................................         5,225,000         3,457,591
       CFD No. 14, Del Sur, 5.125%, 9/01/26 ..................................         2,200,000         1,559,756
    Rancho Cordova CFD No. 2003-1 Special Tax, Sunridge Anatolia,
       5.25%, 9/01/25 ........................................................         2,235,000         1,664,181
       5.375%, 9/01/30 .......................................................         1,650,000         1,138,615
       5.375%, 9/01/37 .......................................................         7,130,000         4,725,978
       5.50%, 9/01/37 ........................................................         2,635,000         1,781,523
    Rancho Mirage Joint Powers Financing Authority Revenue, Eisenhower Medical
       Center, Series A, 5.00%, 7/01/47 ......................................         5,000,000         3,734,550
    Richmond Joint Powers Financing Authority Revenue, Reassessment,
       Refunding, Series A, AMBAC Insured, 5.00%, 9/02/30 ....................         1,085,000           926,753
    Rio Elementary School District Special Tax, CFD No. 1, 5.20%, 9/01/35 ....         5,000,000         3,070,050
    Riverbank USD, GO, Election of 2005, Series B, Assured Guaranty, zero cpn.,
       8/01/38 ...............................................................         6,690,000         1,022,566
       8/01/43 ...............................................................         8,750,000           965,388
    Riverside County Special Tax, CFD No. 87-5, senior lien, Refunding,
       Series A, 7.00%,
       9/01/13 ...............................................................         5,035,000         5,068,785
    Riverside USD Special Tax,
       CFD No. 13, Improvement Area 1, 5.375%, 9/01/34 .......................         2,320,000         1,579,874
       CFD No. 14, Series A, 5.40%, 9/01/26 ..................................         1,010,000           742,188
       CFD No. 14, Series A, 5.45%, 9/01/35 ..................................         2,060,000         1,424,820
       CFD No. 15, Improvement Area 1, 5.45%, 9/01/25 ........................         2,970,000         2,265,070
       CFD No. 15, Improvement Area 1, 5.55%, 9/01/30 ........................         2,390,000         1,690,088
       CFD No. 15, Improvement Area 1, 5.60%, 9/01/34 ........................         2,000,000         1,391,580


                    10 | Quarterly Statements of Investments

Franklin Municipal Securities Trust

                                                                                    PRINCIPAL
    FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                     AMOUNT            VALUE
    ---------------------------------------------                                ---------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Riverside USD Special Tax, (continued)
       CFD No. 15, Series A, 5.15%, 9/01/25 ..................................   $     1,730,000   $     1,255,011
       CFD No. 15, Series A, 5.25%, 9/01/30 ..................................         1,230,000           841,197
       CFD No. 15, Series A, 5.25%, 9/01/35 ..................................         1,500,000           994,215
       CFD No. 17, Aldea, 5.125%, 9/01/35 ....................................         1,425,000           971,195
       CFD No. 18, 5.00%, 9/01/25 ............................................           505,000           355,313
       CFD No. 18, 5.00%, 9/01/34 ............................................         1,125,000           755,753
       CFD No. 22, 5.25%, 9/01/35 ............................................         1,535,000         1,031,551
    Romoland School District CFD No. 2004-1 Special Tax, Heritage Lake,
       Improvement Area No. 1, 5.45%, 9/01/38 ................................         3,215,000         2,147,974
       Improvement Area No. 2, 5.375%, 9/01/38 ...............................         3,085,000         1,946,789
    Roseville Special Tax, CFD No. 1,
       Fiddyment Ranch, 5.00%, 9/01/17 .......................................         1,495,000         1,235,289
       Fiddyment Ranch, 5.00%, 9/01/19 .......................................           980,000           758,079
       Fiddyment Ranch, 5.125%, 9/01/21 ......................................           980,000           724,151
       Fiddyment Ranch, 5.00%, 9/01/24 .......................................         1,010,000           711,353
       Fiddyment Ranch, 5.00%, 9/01/25 .......................................         1,020,000           682,645
       Fiddyment Ranch, 5.125%, 9/01/26 ......................................         4,945,000         3,354,342
       Fiddyment Ranch, 5.25%, 9/01/36 .......................................         7,880,000         4,959,830
       Longmeadow, 5.00%, 9/01/36 ............................................         2,370,000         1,439,206
       Stone Point, 6.375%, 9/01/24 ..........................................         1,750,000         1,417,867
       Stone Point, 6.375%, 9/01/28 ..........................................         2,500,000         1,938,175
       Stoneridge, Pre-Refunded, 6.20%, 9/01/21 ..............................         1,250,000         1,420,562
       Stoneridge, Pre-Refunded, 6.30%, 9/01/31 ..............................         1,500,000         1,708,335
       Westpark, 5.15%, 9/01/30 ..............................................         5,500,000         3,710,685
       Westpark, 5.20%, 9/01/36 ..............................................         4,500,000         2,926,710
    Roseville Westpark CFD No. 1 Special Tax, Public Facilities,
       5.20%, 9/01/26 ........................................................         1,000,000           673,570
       5.25%, 9/01/37 ........................................................         1,600,000           985,952
    Sacramento County Airport System Revenue, Senior Series B, FSA Insured,
       5.25%,
       7/01/39 ...............................................................        10,000,000         8,114,900
    Sacramento County Special Tax, CFD No. 1, Refunding, 6.30%, 9/01/21 ......         1,575,000         1,350,169
    Sacramento Special Tax, North Natomas CFD No. 97-01, Refunding,
       5.00%, 9/01/29 ........................................................         1,185,000           788,215
       5.10%, 9/01/35 ........................................................         1,515,000           984,826
    San Diego RDA Tax Allocation, Capital Appreciation,
       Refunding, Series B, zero cpn., 9/01/10 ...............................         1,565,000         1,439,769
       Refunding, Series B, zero cpn., 9/01/15 ...............................         6,810,000         4,321,490
       Refunding, Series B, zero cpn., 9/01/16 ...............................         1,500,000           877,440
       Refunding, Series B, zero cpn., 9/01/19 ...............................         1,800,000           797,634
       Refunding, Series B, zero cpn., 9/01/20 ...............................         1,800,000           730,782
       Refunding, Series B, zero cpn., 9/01/21 ...............................         1,800,000           675,648
       Refunding, Series B, zero cpn., 9/01/22 ...............................         1,900,000           655,120
       Refunding, Series B, zero cpn., 9/01/23 ...............................         1,900,000           607,943
       Refunding, Series B, zero cpn., 9/01/24 ...............................         1,900,000           566,162
       Series B, zero cpn., 9/01/25 ..........................................         1,900,000           505,096
       Series B, zero cpn., 9/01/26 ..........................................         1,900,000           465,101
       Series B, zero cpn., 9/01/27 ..........................................         1,900,000           429,134
       Series B, zero cpn., 9/01/28 ..........................................         1,900,000           392,274


                    Quarterly Statements of Investments | 11

Franklin Municipal Securities Trust

                                                                                      PRINCIPAL
    FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                       AMOUNT            VALUE
    ---------------------------------------------                                  ---------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    San Joaquin County Public Facilities Financing Corp. Revenue COP, Wastewater
       Conveyance Project, 6.00%, 8/01/37 ......................................   $     1,000,000   $       696,170
    San Joaquin Delta Community College District GO, Election of 2004, Capital
       Appreciation, Series B, FSA Insured, zero cpn., 8/01/30 .................         3,900,000         1,088,685
    San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
       Capital Appreciation, Refunding, Series A, 5.60%, 1/15/16 ...............         4,500,000         4,005,135
       Capital Appreciation, Refunding, Series A, 5.70%, 1/15/19 ...............         3,000,000         2,553,270
       Capital Appreciation, Refunding, Series A, 5.75%, 1/15/21 ...............        24,750,000        20,365,785
       Capital Appreciation, Refunding, Series A, MBIA Insured,
          zero cpn., 1/15/26 ...................................................        19,475,000         4,684,516
       Capital Appreciation, Refunding, Series A, MBIA Insured,
          zero cpn., 1/15/32 ...................................................        50,225,000         6,809,003
       junior lien, ETM, zero cpn., 1/01/28 ....................................        19,150,000         7,942,654
       Refunding, Series A, 5.50%, 1/15/28 .....................................         3,470,000         2,449,299
       senior lien, 5.00%, 1/01/33 .............................................        12,760,000         8,981,254
    San Jose Airport Revenue, Refunding, Series B, AMBAC Insured,
       5.00%, 3/01/37 ..........................................................        10,000,000         8,454,600
    San Marcos Public Facilities Authority Special Tax Revenue,
       Refunding, Series A, 5.65%, 9/01/36 .....................................         5,180,000         3,324,628
       Series A, 5.05%, 9/01/38 ................................................         3,250,000         2,045,240
    San Marcos RDA Tax Allocation, Affordable Housing Project, Series A,
       5.65%, 10/01/28 .........................................................         2,000,000         1,967,360
    Santa Cruz County RDA Tax Allocation, 6.625%, 9/01/29 ......................         2,650,000         2,717,416
    Saugus USD, CFD No. 2005-4 Special Tax, 5.30%, 9/01/36 .....................         2,000,000         1,118,500
    Sierra View Local Health Care District Revenue, 5.25%, 7/01/32 .............         3,000,000         2,328,600
    Simi Valley 1915 Act Special Assessment, AD No. 98-1, Madera,
       7.30%, 9/02/24 ..........................................................         2,300,000         2,025,081
    Southern California Public Power Authority Transmission Project Revenue,
       Southern Transmission Project, 6.125%, 7/01/18 ..........................            50,000            49,997
    Stockton 1915 Act Special Assessment, Limited Obligation,
       Mosher AD No. 2003-2,
       6.20%, 9/02/23 ..........................................................         2,955,000         2,493,931
       6.30%, 9/02/33 ..........................................................         3,390,000         2,727,696
    Stockton Special Tax, Spanos Park West CFD No. 2001-1, Pre-Refunded,
       6.25%, 9/01/25 ..........................................................         3,500,000         4,118,065
    Tehachapi RDA Tax Allocation, Tehachapi Redevelopment Project,
       Radian Insured, 5.25%, 12/01/37 .........................................         1,500,000         1,250,505
    Temecula RDA Tax Allocation Revenue, sub. lien, Escrow, Redevelopment
       Project No. 1, 5.625%, 12/15/38 .........................................         2,000,000         1,454,680
    Temecula Valley USD, CFD No. 2005-1 Special Tax, 5.00%, 9/01/36 ............         1,000,000           635,150
    Tobacco Securitization Authority Northern California Tobacco Settlement
       Revenue, Capital Appreciation, Asset-Backed, Series A-2,
       5.40%, 6/01/27 ..........................................................         1,250,000           935,088
       Series A-1, 5.375%, 6/01/38 .............................................         5,000,000         2,895,150
       Series A-1, 5.50%, 6/01/45 ..............................................         2,000,000         1,152,540
    Tobacco Securitization Authority Southern California Tobacco Settlement
       Revenue, Asset-Backed Bonds, Second Sub Series, zero cpn., 6/01/46 ......        25,000,000           424,250
    Torrance COP, Refunding and Public Improvement Project, Series A, AMBAC
       Insured, 5.00%, 6/01/34 .................................................            20,000            17,991
    Truckee-Donner PUD Special Tax, CFD No. 04-1,
       5.75%, 9/01/29 ..........................................................         2,975,000         2,189,570
       5.80%, 9/01/35 ..........................................................         4,630,000         3,302,857
    Truckee-Donner PUD Special Tax Allocation, Special Tax Bonds,
       5.20%, 9/01/25 ..........................................................         3,000,000         2,204,910
       5.25%, 9/01/30 ..........................................................         5,050,000         3,423,243
       5.30%, 9/01/35 ..........................................................         7,395,000         4,889,870


                    12 | Quarterly Statements of Investments

Franklin Municipal Securities Trust

                                                                                      PRINCIPAL
    FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                       AMOUNT            VALUE
    ---------------------------------------------                                  ---------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Tustin CFD No. 07-01 Special Tax, Tustin Legacy, 6.00%, 9/01/37 ............   $     2,100,000   $     1,682,142
    University of California Regents Medical Center Pooled Revenue, Series A,
       MBIA Insured, 4.50%, 5/15/47 ............................................        13,500,000        10,873,170
    Upland CFD No. 2003-2 Special Tax, San Antonio, Improvement Area 1,
       Series A,
       5.90%, 9/01/24 ..........................................................         2,380,000         1,900,216
       6.00%, 9/01/34 ..........................................................         2,000,000         1,538,380
    Vallejo RDA Tax Allocation, Housing Set-Aside, Refunding, Series A,
       7.00%, 10/01/31 .........................................................         4,715,000         3,982,619
    Valley Sanitary District 1915 Act Special Assessment, AD No. 04, Valley
       Sanitary District, Limited Obligation,
       5.00%, 9/02/25 ..........................................................         1,060,000           745,053
       5.20%, 9/02/30 ..........................................................         1,370,000           921,969
    Ventura USD, GO, Refunding, FSA Insured, 4.50%, 8/01/30 ....................         4,175,000         3,507,459
    Washington USD Yolo County COP, New High School Project, AMBAC Insured,
       5.00%, 8/01/30 ..........................................................         5,000,000         4,049,850
    West Kern Community College District GO, Capital Appreciation,
       Election of 2004, Series B, XLCA Insured, zero cpn.,
       11/01/25 ................................................................         2,435,000           839,077
       11/01/26 ................................................................         2,480,000           775,322
       11/01/27 ................................................................         1,400,000           403,718
       11/01/28 ................................................................         1,445,000           384,572
       11/01/29 ................................................................         1,485,000           369,869
       11/01/30 ................................................................         2,650,000           610,640
       11/01/31 ................................................................         2,695,000           572,607
    West Sacramento Special Tax,
       CFD No. 10, Pre-Refunded, 6.75%, 9/01/26 ................................         3,235,000         3,399,209
       CFD No. 16, Pre-Refunded, 5.90%, 9/01/23 ................................         1,000,000         1,133,110
       CFD No. 20, 5.125%, 9/01/25 .............................................           500,000           343,305
       CFD No. 20, 5.30%, 9/01/35 ..............................................         1,740,000         1,145,355
    Western Riverside County Water and Wastewater Finance Authority Revenue,
       Eastern Municipal Water District Improvement, Series A, 5.00%,
       9/01/30 .................................................................         1,925,000         1,701,527
       9/01/35 .................................................................         2,000,000         1,738,280
    Westside USD, CFD No. 2005-3 Special Tax, 5.00%,
       9/01/26 .................................................................           700,000           478,478
       9/01/36 .................................................................         2,080,000         1,314,955
    William S. Hart UHSD, CFD No. 2005-1 Special Tax, 5.30%, 9/01/36 ...........         2,500,000         1,537,975
    Woodland Special Tax, CFD No. 1,
       6.00%, 9/01/28 ..........................................................         5,000,000         3,763,300
       6.25%, 9/01/34 ..........................................................         6,705,000         5,086,279
    Yuba Community College District GO, Capital Appreciation, Election of 2006,
       Series B, AMBAC Insured, zero cpn.,
       8/01/42 .................................................................        10,090,000         1,149,049
       8/01/43 .................................................................        10,540,000         1,124,723
       8/01/44 .................................................................        11,010,000         1,100,890
    Yucca Valley RDA Tax Allocation, Yucca Valley Redevelopment Project No. 1,
       5.50%, 6/01/28 ..........................................................         2,110,000         1,821,479
       5.75%, 6/01/38 ..........................................................         5,485,000         4,573,448
                                                                                                     ---------------
                                                                                                       1,104,531,172
                                                                                                     ---------------


                    Quarterly Statements of Investments | 13

Franklin Municipal Securities Trust

                                                                                      PRINCIPAL
    FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                       AMOUNT            VALUE
    ---------------------------------------------                                  ---------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    U.S. TERRITORIES 3.2% GUAM 0.8%
    Guam Government GO, Refunding, Series A,
       5.00%, 11/15/23 .........................................................   $     7,245,000   $     5,420,854
       5.25%, 11/15/37 .........................................................         6,500,000         4,451,720
                                                                                                     ---------------
                                                                                                           9,872,574
                                                                                                     ---------------
    NORTHERN MARIANA ISLANDS 0.1%
    Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue,
       Series A, 6.60%, 3/15/28 ................................................         1,705,000         1,499,087
                                                                                                     ---------------
    PUERTO RICO 2.3%
    Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien,
       Series A, 6.00%, 7/01/44 ................................................         5,000,000         4,478,800
    Puerto Rico Commonwealth GO,
    Public Improvement, Refunding, Series A, 5.50%, 7/01/32 ....................        10,000,000         8,661,300
       Series A, 5.00%, 7/01/24 ................................................        10,150,000         8,724,026
    Puerto Rico Convention Center District Authority Hotel Occupancy Tax
       Revenue, Series A, FGIC Insured, 5.00%, 7/01/26 .........................         5,940,000         5,091,412
                                                                                                     ---------------
                                                                                                          26,955,538
                                                                                                     ---------------
    TOTAL U.S. TERRITORIES......................................................                          38,327,199
                                                                                                     ---------------
    TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS
       (COST $1,453,809,806)....................................................                       1,142,858,371
                                                                                                     ---------------
    SHORT TERM INVESTMENTS 1.1%
    MUNICIPAL BONDS 1.1%
    CALIFORNIA 1.1%
(c) California Educational Facilities Authority Revenue, Chapman University,
       Refunding, Series A, Daily VRDN and Put, 0.45%, 10/01/36 ................           700,000           700,000
(c) California State Department of Water Resources Power Supply Revenue,
       Refunding, Series F, Sub Series F-4, Daily VRDN and Put,
       0.35%, 5/01/22 ..........................................................         3,000,000         3,000,000
(c) California State Department of Water Resources Supply Revenue, Refunding,
       Series J, Daily VRDN and Put, 0.35%, 5/01/18 ............................         3,475,000         3,475,000
(c) California State Economic Recovery Revenue, Series C-2, Daily VRDN and Put,
       0.70%, 7/01/23 ..........................................................           700,000           700,000
(c) California State GO, Kindergarten-University, Refunding, Series B-3, Daily
       VRDN and Put, 0.45%, 5/01/34 ............................................         3,200,000         3,200,000
(c) Southern California Public Power Authority Power Project Revenue,
       Mead-Adelanto, Refunding, Series A, Daily VRDN and Put,
       0.35%, 7/01/20 ..........................................................         2,070,000         2,070,000
                                                                                                     ---------------
    TOTAL SHORT TERM INVESTMENTS (COST $13,145,000) ............................                          13,145,000
                                                                                                     ---------------
    TOTAL INVESTMENTS (COST $1,466,954,806) 97.9% ..............................                       1,156,003,371
    OTHER ASSETS, LESS LIABILITIES 2.1% ........................................                          24,384,591
                                                                                                     ---------------
    NET ASSETS 100.0% ..........................................................                     $ 1,180,387,962
                                                                                                     ===============


                    14 | Quarterly Statements of Investments

Franklin Municipal Securities Trust

FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND

See Abbreviations on page 21.

(a)  Defaulted security.

(b) Security has been deemed illiquid because it may not be able to be sold within seven days. At February 28, 2009, the aggregate value of these securities was $6,357,534, representing 0.54% of net assets.

(c) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

                     See Notes to Statements of Investments


                    Quarterly Statements of Investments | 15

Franklin Municipal Securities Trust

STATEMENT OF INVESTMENTS, FEBRUARY 28, 2009 (UNAUDITED)

                                                                                    PRINCIPAL
    FRANKLIN TENNESSEE MUNICIPAL BOND FUND                                            AMOUNT            VALUE
    --------------------------------------                                       ---------------   ---------------
    MUNICIPAL BONDS 98.1%
    TENNESSEE 92.5%
    Blount County PBA, GO, Local Government Public Improvement, Series B-15-A,
       Assured Guaranty, 5.00%,
       6/01/28 ...............................................................   $     1,100,000   $     1,108,833
       6/01/32 ...............................................................         2,565,000         2,499,439
    Bristol Electric Revenue, System, AMBAC Insured, 5.00%, 9/01/29 ..........         1,075,000         1,072,259
    Chattanooga Electric Revenue, Series A, 5.00%, 9/01/33 ...................         7,000,000         6,883,450
    Chattanooga Health Educational and Housing Facility Board Revenue,
       Catholic Health Initiatives, Series D, 6.25%, 10/01/33 ................           500,000           519,765
    Clarksville Electric System Revenue, XLCA Insured, 5.00%,
       9/01/23 ...............................................................         2,325,000         2,368,477
       9/01/32 ...............................................................         4,000,000         3,687,800
    Clarksville Water Sewer and Gas Revenue,
       Improvement, FSA Insured, Pre-Refunded, 5.00%, 2/01/22 ................         1,210,000         1,296,479
       Refunding and Improvement, FSA Insured, 5.00%, 2/01/22 ................           790,000           804,204
    Cleveland Public Improvement GO, FGIC Insured, Pre-Refunded, 5.25%,
       6/01/24 ...............................................................         3,000,000         3,034,560
    Franklin County Health and Educational Facilities Board Revenue,
       University South Project, AMBAC Insured, 5.00%, 9/01/24 ...............         2,000,000         2,061,420
    Franklin GO, Sewer and Water, Series B, Pre-Refunded, 5.00%, 4/01/19 .....         1,000,000         1,125,180
    Gallatin Water and Sewer Revenue, Assured Guaranty, 5.00%, 1/01/33 .......         2,215,000         2,151,784
    Greene County GO, Refunding, Series B, MBIA Insured, 5.00%, 6/01/24 ......         1,000,000         1,008,390
    Hallsdale-Powell Utility District Knox County Water and Sewer Revenue,
       FGIC Insured, 5.00%, 4/01/31 ..........................................         1,000,000           976,450
       Refunding and Improvement, Series A, FGIC Insured, 5.00%, 4/01/27 .....         2,500,000         2,523,750
    Harpeth Valley Utilities District Davidson and Williamson Counties
       Revenue, Utilities, Improvement,
       FGIC Insured, 5.00%, 9/01/35 ..........................................         3,700,000         3,578,714
       MBIA Insured, 5.00%, 9/01/29 ..........................................         1,000,000         1,008,110
       MBIA Insured, 5.00%, 9/01/34 ..........................................         2,310,000         2,283,735
    Hawkins County First Utility District Waterworks Revenue, Series B,
       Assured Guaranty, 5.00%, 6/01/42 ......................................         1,250,000         1,191,575
    Jackson Hospital Revenue, Jackson-Madison Project, Refunding and
       Improvement, 5.50%, 4/01/33 ...........................................         3,000,000         2,792,070
    Johnson City Electric Revenue, Improvement, FSA Insured, 5.00%, 5/01/29 ..         1,000,000         1,002,120
    Johnson City GO, Solid Waste, AMBAC Insured, 5.80%, 5/01/09 ..............           100,000           100,094
    Johnson City Health and Educational Facilities Board Hospital Revenue,
       first mortgage, Mountain States Health, Series A, MBIA Insured,
       Pre-Refunded, 6.00%, 7/01/21 ..........................................         2,970,000         3,084,078
       Series A, MBIA Insured, Pre-Refunded, 5.125%, 7/01/25 .................         3,000,000         3,066,810
    Johnson City Health and Educational Facilities Board Revenue, Pine Oaks
       Assisted Project, Series A, GNMA Secured, 5.90%, 6/20/37 ..............         1,360,000         1,361,319
    Kingsport GO, Series B, Assured Guaranty, 5.00%, 3/01/29 .................         1,030,000         1,046,192
    Knox County First Utility District Water and Sewer Revenue,
       MBIA Insured, 5.00%, 12/01/24 .........................................         1,790,000         1,829,040
       MBIA Insured, 5.00%, 12/01/25 .........................................         1,000,000         1,014,020
       Refunding and Improvement, Series A, MBIA Insured, 5.625%, 12/01/19 ...           555,000           556,182
    Knox County Health Educational and Housing Facilities Board Hospital
       Facilities Revenue, Covenant Health System, Refunding and Improvement,
       Series A, zero cpn., 1/01/36 ..........................................         5,000,000           566,200
       Fort Sanders Alliance, Refunding, MBIA Insured, 5.75%, 1/01/14 ........         1,250,000         1,320,337


                    16 | Quarterly Statements of Investments

Franklin Municipal Securities Trust

                                                                                    PRINCIPAL
    FRANKLIN TENNESSEE MUNICIPAL BOND FUND                                            AMOUNT            VALUE
    --------------------------------------                                       ---------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    TENNESSEE (CONTINUED)
    Knox County Health Educational and Housing Facilities Board Revenue,
       University Health System Inc., Refunding, 5.25%,
       4/01/27 ...............................................................   $     2,500,000   $     2,011,300
       4/01/36 ...............................................................         5,000,000         3,717,750
    Knoxville Electric Revenue, System, Series U, Pre-Refunded, 5.125%,
       7/01/21 ...............................................................         2,340,000         2,469,262
    Knoxville Waste Water System Revenue, Improvement, Series A, MBIA
       Insured, 5.00%, 4/01/37 ...............................................         3,620,000         3,621,738
    Knoxville Water Revenue, System Improvement, Series R, FSA Insured,
       5.00%, 3/01/30 ........................................................         2,370,000         2,401,805
    Lawrenceburg Electric Revenue, MBIA Insured, Pre-Refunded, 5.50%,
       7/01/26 ...............................................................         1,000,000         1,016,140
    Lawrenceburg PBA, GO, Electric Systems, Public Works, Refunding,
       AMBAC Insured, 5.00%, 7/01/22 .........................................         2,500,000         2,617,000
    Lenoir City Electric System Revenue, Refunding and Improvement, FSA
       Insured, 5.00%, 6/01/21 ...............................................         2,000,000         2,048,400
    Maryville Revenue, Series A, Assured Guaranty, 5.00%, 6/01/38 ............         7,850,000         7,546,362
    Memphis GO, General Improvement, MBIA Insured, 5.00%, 10/01/22 ...........         5,000,000         5,191,800
    Memphis-Shelby County Airport Authority Airport Revenue, Series D,
       AMBAC Insured, 6.00%, 3/01/24 .........................................         9,930,000         9,937,249
    Memphis-Shelby County Sports Authority Inc. Revenue, Memphis Arena
       Project, Series A, AMBAC Insured, Pre-Refunded, 5.25%, 11/01/23 .......         7,145,000         8,043,484
    Metropolitan Government of Nashville and Davidson County Electric Revenue,
       Series A,
       5.00%, 5/15/33 ........................................................         3,000,000         2,991,420
       AMBAC Insured, 5.00%, 5/15/25 .........................................         5,000,000         5,142,400
    Metropolitan Government of Nashville and Davidson County GO,
       Refunding, Series B, 5.00%, 8/01/25 ...................................         5,000,000         5,197,350
       Series C, 5.00%, 2/01/25 ..............................................         3,000,000         3,097,350
    Metropolitan Government of Nashville and Davidson County Health and
       Educational Facilities Board Revenue,
       Ascension Health Credit, Series A, AMBAC Insured, Pre-Refunded, 5.875%,
          11/15/28 ...........................................................         2,500,000         2,617,025
       Mortgage, Dandridge Towers Section 8, Series A, ETM, 6.375%, 1/01/11 ..           430,000           430,151
    Oak Ridge Utility District Gas System Revenue, AMBAC Insured, 5.50%,
       4/01/25 ...............................................................           750,000           763,920
    Rutherford County Consolidated Utility District Waterworks Revenue,
       FSA Insured, 5.00%, 2/01/36 ...........................................         3,060,000         3,024,167
       Refunding, MBIA Insured, 5.00%, 2/01/27 ...............................         1,000,000         1,009,260
    Shelby County Health Educational and Housing Facilities Board Revenue,
       Ave Maria Assisted Living Project, Series A, 5.50%, 12/01/31 ..........         2,010,000         1,868,375
       Methodist, Series B, FSA Insured, 5.25%, 9/01/27 ......................         5,000,000         4,739,800
       St. Jude Children's Research Hospital, Refunding, 5.00%, 7/01/36 ......         5,000,000         4,751,500
    South Blount County Utility District Waterworks Revenue,
       FGIC Insured, Pre-Refunded, 4.50%, 12/01/22 ...........................         1,750,000         1,907,587
       FSA Insured, 5.00%, 12/01/33 ..........................................         1,000,000           952,210
       FSA Insured, 5.25%, 12/01/39 ..........................................         3,310,000         3,225,959
    Tennessee HDA Revenue, Homeownership Program,
       5.375%, 7/01/23 .......................................................           390,000           387,469
       2006-3, 4.90%, 7/01/37 ................................................         4,915,000         4,151,946
       Series 3C, 6.00%, 1/01/20 .............................................           190,000           191,319
       Series 4B, 6.00%, 7/01/25 .............................................         2,000,000         2,124,460


                    Quarterly Statements of Investments | 17

Franklin Municipal Securities Trust

                                                                                    PRINCIPAL
    FRANKLIN TENNESSEE MUNICIPAL BOND FUND                                            AMOUNT            VALUE
    --------------------------------------                                       ---------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    TENNESSEE (CONTINUED)
    Tennessee State School Bond Authority Revenue, Higher Educational
       Facilities, Second Program,
       Refunding, Series A, MBIA Insured, 5.00%, 5/01/26 .....................   $     1,250,000   $     1,285,250
       Refunding, Series A, MBIA Insured, 5.00%, 5/01/30 .....................         3,000,000         3,033,060
       Series A, 5.00%, 5/01/34 ..............................................         3,555,000         3,556,884
       Series B, 5.50%, 5/01/38 ..............................................         4,000,000         4,133,360
    West Carroll Special School GO, MBIA Insured, Pre-Refunded, 5.375%,
       6/01/29 ...............................................................         1,055,000         1,067,343
    West Wilson Utility District Waterworks Revenue,
       AMBAC Insured, Pre-Refunded, 5.25%, 6/01/23 ...........................         3,780,000         4,117,516
       Improvement, MBIA Insured, Pre-Refunded, 5.00%, 6/01/26 ...............         1,805,000         2,052,899
       Refunding, AMBAC Insured, 5.25%, 6/01/23 ..............................           720,000           731,340
       Refunding, MBIA Insured, 4.75%, 6/01/23 ...............................         1,805,000         1,816,498
       Refunding and Improvement, MBIA Insured, 4.75%, 6/01/28 ...............         1,000,000           952,630
    White House Utility District Robertson and Sumner Counties Water and
       Sewer Revenue,
       FSA Insured, Pre-Refunded, 5.125%, 1/01/26 ............................         1,100,000         1,177,693
       FSA Insured, Pre-Refunded, 6.00%, 1/01/26 .............................         1,000,000         1,044,620
       Refunding, FSA Insured, 5.125%, 1/01/26 ...............................         1,400,000         1,408,246
    Williamson County GO, Public Improvement,
       Pre-Refunded, 5.375%, 3/01/19 .........................................         1,480,000         1,550,226
       Pre-Refunded, 5.00%, 4/01/20 ..........................................         2,000,000         2,213,400
       Refunding, 5.00%, 3/01/20 .............................................         2,000,000         2,165,200
                                                                                                   ---------------
                                                                                                       190,424,959
                                                                                                   ---------------
    U.S. TERRITORIES 5.6%
    GUAM 0.8%
    Guam Economic Development and Commerce Authority Revenue, Tobacco
       Settlement, Asset-Backed, Refunding, 5.25%, 6/01/32 ...................         2,420,000         1,704,333
                                                                                                   ---------------
    PUERTO RICO 4.4%
    Puerto Rico Commonwealth GO, Public Improvement, Series A, FGIC Insured,
       Pre-Refunded, 5.00%, 7/01/32 ..........................................         1,500,000         1,675,320
    Puerto Rico Electric Power Authority Power Revenue, Refunding, Series SS,
       MBIA Insured, 5.00%, 7/01/25 ..........................................         5,000,000         4,464,250
    Puerto Rico Industrial Tourist Educational Medical and Environmental
       Control Facilities Financing Authority Hospital Revenue, Hospital
       Auxilio Mutuo Obligation Group Project, Series A, MBIA
       Insured, 6.25%, 7/01/24 ...............................................           200,000           199,986
    Puerto Rico PBA Guaranteed Revenue, Government Facilities,
       Refunding, Series D, 5.375%, 7/01/33 ..................................           655,000           553,639
       Series D, Pre-Refunded, 5.375%, 7/01/33 ...............................         1,845,000         2,035,515
                                                                                                   ---------------
                                                                                                         8,928,710
                                                                                                   ---------------
    VIRGIN ISLANDS 0.4%
    Virgin Islands PFAR, Virgin Islands Matching Fund Loan Notes, senior lien,
       Refunding, Series A, 5.50%, 10/01/18 ..................................         1,000,000           880,360
                                                                                                   ---------------
    TOTAL U.S. TERRITORIES ...................................................                          11,513,403
                                                                                                   ---------------
    TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS (COST $204,815,656) ..                         201,938,362
                                                                                                   ---------------


                    18 | Quarterly Statements of Investments

Franklin Municipal Securities Trust

                                                                                    PRINCIPAL
    FRANKLIN TENNESSEE MUNICIPAL BOND FUND                                            AMOUNT            VALUE
    --------------------------------------                                       ---------------   ---------------
    SHORT TERM INVESTMENTS 0.3%
    MUNICIPAL BONDS 0.3%
    TENNESSEE 0.3%
(a) Montgomery County PBA Pooled Financing Revenue, Tennessee County Loan
       Pool, Daily VRDN and Put, 0.60%,
       2/01/36 ...............................................................   $       130,000   $       130,000
       7/01/38 ...............................................................           400,000           400,000
                                                                                                   ---------------
    TOTAL SHORT TERM INVESTMENTS (COST $530,000) .............................                             530,000
                                                                                                   ---------------
    TOTAL INVESTMENTS (COST $205,345,656) 98.4% ..............................                         202,468,362
    OTHER ASSETS, LESS LIABILITIES 1.6% ......................................                           3,272,865
                                                                                                   ---------------
    NET ASSETS 100.0% ........................................................                     $   205,741,227
                                                                                                   ===============

See Abbreviations on page 21.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 19

Franklin Municipal Securities Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Municipal Securities Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act)as an open-end investment company, consisting of two funds (Funds).

A. SECURITY VALUATION

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services use valuation models or matrix pricing, which considers information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

2. INCOME TAXES

At February 28, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                           FRANKLIN        FRANKLIN
                                                          CALIFORNIA       TENNESSEE
                                                          HIGH YIELD       MUNICIPAL
                                                        MUNICIPAL FUND     BOND FUND
                                                        --------------   ------------
Cost of investments .................................   $1,465,094,412   $205,311,078
                                                        --------------   ------------
Unrealized appreciation .............................   $   21,260,204   $  4,732,642
Unrealized depreciation .............................     (330,351,245)    (7,575,358)
                                                        --------------   ------------
Net unrealized appreciation (depreciation) ..........   $ (309,091,041)  $ (2,842,716)
                                                        ==============   ============


                    20 | Quarterly Statements of Investments

Franklin Municipal Securities Trust

3. FAIR VALUE MEASUREMENTS

The Funds adopted Financial Accounting Standards Board (FASB)Statement No. 157, "Fair Value Measurement" (SFAS 157), on June 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Funds have determined that the implementation of SFAS 157 did not have a material impact on the Funds' financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

At February 28, 2009, all of the Funds' investments in securities carried at fair value were in Level 2 inputs.

ABBREVIATIONS

SELECTED PORTFOLIO

1915 ACT   -   Improvement Bond Act of 1915
ABAG       -   The Association of Bay Area Governments
AD         -   Assessment District
AMBAC      -   American Municipal Bond Assurance Corp.
CDA        -   Community Development Authority/Agency
CFD        -   Community Facilities District
CIFP       -   Capital Improvement Financing Program
COP        -   Certificate of Participation
ETM        -   Escrow to Maturity
FGIC       -   Financial Guaranty Insurance Co.
FHA        -   Federal Housing Authority/Agency
FSA        -   Financial Security Assurance Inc.
GNMA       -   Government National Mortgage Association
GO         -   General Obligation
HDA        -   Housing Development Authority/Agency
ID         -   Improvement District
MBIA       -   Municipal Bond Investors Assurance Corp.
MFHR       -   Multi-Family Housing Revenue
MFR        -   Multi-Family Revenue
PBA        -   Public Building Authority
PCFA       -   Pollution Control Financing Authority
PFA        -   Public Financing Authority
PFAR       -   Public Financing Authority Revenue
PUD        -   Public Utility District
RDA        -   Redevelopment Agency/Authority
UHSD       -   Unified/Union High School District
USD        -   Unified/Union School District
XLCA       -   XL Capital Assurance

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                    Quarterly Statements of Investments | 21





Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MUNICIPAL SECURITIES TRUST

By /s/Laura F. Fergerson
   -------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance and Administration
Date  April 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Laura F. Fergerson
   -------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance and Administration
Date  April 27, 2009


By /s/Gaston Gardey
   ---------------------
      Gaston Gardey
      Chief Financial Officer and Chief Accounting Officer
Date  April 27, 2009